Income Taxes (Details 2) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Current Tax Expense
Federal and State
Danish Income Tax
Total Current Tax Expense
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets
Excess of Tax over Book Depreciation Patents
Net Operating Loss Carry forwards	(100,000)	(69,775)
Federal and State			13,000	10,000	26,000
Change in the Valuation allowance	100,000	69,775	(13,000)	(10,000)	(26,000)
Total Deferred Tax Expense
Total